Basis of Presentation and summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2022
Basis of Presentation and summary of significant accounting policies
Schedule of subsidiaries

100 W. Commercial Street, LLC	USD	100%
Acadia Medical Supply, Inc.	USD	100%
Access Respiratory Home Care, L.L.C.	USD	100%
At Home Health Equipment, LLC	USD	100%
Black Bear Medical, Inc.	USD	100%
Black Bear Medical Group, Inc.	USD	100%
Black Bear Medical NH, Inc.	USD	100%
Care Medical Atlanta, LLC	USD	100%
Care Medical of Athens, Inc.	USD	100%
Care Medical of Augusta, LLC	USD	100%
Care Medical of Gainesville, LLC	USD	100%
Care Medical Partners, LLC	USD	100%
Care Medical Savannah, LLC	USD	100%
Central Oxygen, Inc.	USD	100%
Coastal Med-Tech Corp.	USD	100%
Cooley Medical Equipment, Incorporated	USD	100%
Good Night Medical, LLC	USD	100%
Good Night Medical of Ohio, LLC	USD	100%
Good Night Medical of Texas, Inc	USD	100%
Health Technology Resources, LLC	USD	100%
Heckman Healthcare Service & Supplies Inc.	USD	100%
Hometown Medical LLC	USD	100%
Legacy Oxygen and Home Care Equipment, LLC	USD	100%
Mayhugh Drugs, Inc.	USD	100%
Med Supply Center, Inc.	USD	100%
Medical West Healthcare Center, LLC	USD	100%
Metro-Med, Inc.	USD	100%
Metro-Med, Inc. - Los Alamitos	USD	100%
Metro-Med, Inc. - Ventura	USD	100%
NorCal Respiratory, Inc.	USD	100%
Oxygen Plus	USD	100%
Patient Aids, Inc.	USD	100%
Patient Home Monitoring, Inc - discontinued	USD	100%
QHM Holdings, Inc.	USD	100%
Quipt Home Medical, Inc.	USD	100%
Resource Medical, Inc.	USD	100%
Resource Medical Group Charleston, LLC	USD	100%
Resource Medical Group, LLC	USD	100%
Respicare, Inc.	USD	100%
Riverside Medical, Inc.	USD	100%
Semo Drugs - Care Plus of Mo, Inc.	USD	100%
Sleep Health Diagnostics, LLC	USD	100%
Sleepwell, LLC	USD	100%
Southeastern Biomedical Services, LLC	USD	100%
Thrift Home Care, Inc.	USD	100%
Tuscan, Inc.	USD	100%
West Home Healthcare, Inc.	USD	100%

Schedule of depreciation on Property and Equipment Using the Straight Line Method

Description	Estimated Useful Life
Rental equipment	1	-	5 years
Computer equipment	3	-	5 years
Office furniture and fixtures	5	-	10 years
Leasehold improvements	Life of lease 1	-	7 years
Right-of-use vehicles			5 years
Right-of-use real estate leases	Life of lease 1	-	10 years

Schedule of estimated Useful Lives of Intangible Assets

Description	Estimated Useful Life
Non-compete agreements			5 Years
Trademarks			10 Years
Customer contracts			2 Years
Customer relationships	10	-	20 Years